Future Minimum Lease Payments Under Noncancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 1,041
2014	1,057
2015	751
2016	738
2017	757
Thereafter	2,375
Total future minimum lease payments	$ 6,719